Commitments, Contingencies and Guarantees - Schedule of Company's Contractual Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Term loan principal and interest		$ 118,606
Term loan principal and interest : 1 year (fiscal 2014)		63,652
Term loan principal and interest: 2-3 years (fiscal 2015 and 2016)		54,954
Term loan principal and interest: 4-5 years (fiscal 2017 and 2018)		0
Term loan principal and interest: More than 5 years (beyond fiscal 2018)		0
Operating leases	28,652	32,243
Operating leases: 1 year (fiscal 2014)		7,681
Operating leases: 2-3 years (fiscal 2015 and 2016)	14,737	13,368
Operating leases: 4-5 years (fiscal 2017 and 2018)	10,997	10,614
Operating leases: More than 5 years (beyond fiscal 2018)	593	580
Sponsorship commitments	18,228	34,423
Sponsorship commitments: 1 year (fiscal 2014)		18,526
Sponsorship commitments: 2-3 years (fiscal 2015 and 2016)	14,103	15,596
Sponsorship commitments: 4-5 years (fiscal 2017 and 2018)	1,124	301
Sponsorship commitments: More than 5 years (beyond fiscal 2018)	0	0
License financing arrangement		3,600
License financing arrangement: 1 year (fiscal 2014)		3,600
License financing arrangement: 2-3 years (fiscal 2015 and 2016)		0
License financing arrangement: 4-5 years (fiscal 2017 and 2018)		0
License financing arrangement: More than 5 years (beyond fiscal 2018)		0
Other contractual commitments	7,738	4,365
Other contractual commitments: 1 year (fiscal 2014)		1,896
Other contractual commitments: 2-3 years (fiscal 2015 and 2016)	6,075	2,469
Other contractual commitments: 4-5 years (fiscal 2017 and 2018)	1,371	0
Other contractual commitments: More than 5 years (beyond fiscal 2018)	0	0
Capital equipment purchase commitments	6,307	3,607
Capital equipment purchase commitments: 1 year (fiscal 2014)		3,607
Capital equipment purchase commitments: 2-3 years (fiscal 2015 and 2016)	0	0
Capital equipment purchase commitments: 4-5 years (fiscal 2017 and 2018)	0	0
Capital equipment purchase commitments: More than 5 years (beyond fiscal 2018)	0	0
Total contractual cash obligations	60,925	196,844
Total contractual cash obligations: 1 year (fiscal 2014)		98,962
Total contractual cash obligations: 2-3 years (fiscal 2015 and 2016)	34,915	86,387
Total contractual cash obligations: 4-5 years (fiscal 2017 and 2018)	13,492	10,915
Total contractual cash obligations: More than 5 years (beyond fiscal 2018)	593	580
Operating leases: 1 year (remaining 6 months fiscal 2014)	2,325
Sponsorship commitments: 1 year (remaining 3 months fiscal 2014)	3,001
Other contractual commitments: 1 year (remaining 3 months fiscal 2014)	292
Capital equipment purchase commitments: 1 year (remaining 3 months fiscal 2014)	6,307
Total contractual cash obligations: 1 year (remaining 3 months fiscal 2014)	$ 11,925